Residential Loans at Amortized Cost, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
Residential Loans at Amortized Cost, Net

8. Residential Loans at Amortized Cost, Net

Residential loans at amortized cost, net consist of forward loans held for investment. The majority of these residential loans are held in securitization trusts that have been consolidated.

Residential loans at amortized cost, net are comprised of the following components (in thousands):

	June 30, 2014	December 31, 2013
Residential loans, principal balance	$1,499,184	$1,542,056
Unamortized discounts and other cost basis adjustments, net(1)	(126,101)	(132,865)
Allowance for loan losses	(11,930)	(14,320)

Residential loans at amortized cost, net(2)	$1,361,153	$1,394,871

(1)	Included in unamortized discounts and other cost-basis adjustments, net is $12.4 million and $12.8 million of accrued interest receivable at June 30, 2014 and December 31, 2013, respectively.
(2)	Included in residential loans at amortized cost, net is $21.5 million and $17.2 million of unencumbered forward loans at June 30, 2014 and December 31, 2013, respectively.

Disclosures about the Credit Quality of Residential Loans at Amortized Cost and the Allowance for Loan Losses

The allowance for loan losses represents management’s estimate of probable incurred credit losses inherent in the residential loan portfolio carried at amortized cost as of the balance sheet date. This portfolio is made up of one segment and class that consists primarily of less-than prime, credit-challenged residential loans. The risk characteristics of the portfolio segment and class relate to credit exposure. The method for monitoring and assessing credit risk is the same throughout the portfolio.

Residential loans carried at amortized cost are homogeneous and evaluated collectively for impairment. The determination of the level of the allowance for loan losses and, correspondingly, the provision for loan losses is based on, but not limited to, delinquency levels, default frequency experience, prior loan loss severity experience, and management’s judgment and assumptions regarding various matters, including the composition of the residential loan portfolio, known and inherent risks in the portfolio, the estimated value of the underlying real estate collateral, the level of the allowance in relation to total loans and to historical loss levels, current economic and market conditions within the applicable geographic areas surrounding the underlying real estate, changes in unemployment levels, and the impact that changes in interest rates have on a borrower’s ability to refinance its loan and to meet its repayment obligations. Management evaluates these assumptions and various other relevant factors impacting credit quality and inherent losses when quantifying the Company’s exposure to credit losses and assessing the adequacy of its allowance for loan losses as of each reporting date. The level of the allowance is adjusted based on the results of management’s analysis. Generally, as residential loans season, the credit exposure is reduced, resulting in decreasing provisions.

The allowance for loan losses is highly correlated to unemployment levels, delinquency status of the portfolio, and changes in home prices within the Company’s geographic markets. There has been a steady improvement in market conditions including an increase in median home selling prices and lower levels of housing inventory. Additionally, the unemployment rate has continued to stabilize since reaching a peak in October 2009. With continued stabilization in economic trends and portfolio performance, the Company expects continued improvement in the credit quality of the residential loan portfolio.

While the Company considers the allowance for loan losses to be adequate based on information currently available, future adjustments to the allowance may be necessary if circumstances differ substantially from the assumptions used by management in determining the allowance for loan losses.

The following table summarizes the activity in the allowance for loan losses on residential loans at amortized cost, net (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Balance at beginning of the period	$12,084	$19,932	$14,320	$20,435
Provision for loan losses(1)	1,521	95	517	1,821
Charge-offs, net of recoveries(2)	(1,675)	(1,721)	(2,907)	(3,950)

Balance at end of the period	$11,930	$18,306	$11,930	$18,306

(1)	Provision for loan losses is included in other expense, net on the consolidated statements of comprehensive income (loss).
(2)	Includes charge-offs recognized upon acquisition of real estate in satisfaction of residential loans of $1.0 million and $2.0 million for the three months ended June 30, 2014 and 2013, respectively, and $2.1 million and $4.0 million for the six months ended June 30, 2014 and 2013, respectively.

The following table summarizes the ending balance of the allowance for loan losses and the recorded investment in residential loans at amortized cost by basis of accounting (in thousands):

	June 30, 2014	December 31, 2013
Allowance for loan losses
Loans collectively evaluated for impairment	$10,372	$13,058
Loans collectively evaluated for impairment and acquired with deteriorated credit quality	1,558	1,262

Total	$11,930	$14,320

Recorded investment in residential loans at amortized cost
Loans collectively evaluated for impairment	$1,347,883	$1,383,252
Loans collectively evaluated for impairment and acquired with deteriorated credit quality	25,200	25,939

Total	$1,373,083	$1,409,191

Aging of Past Due Residential Loans and Credit Risk Profile Based on Delinquencies

Residential loans at amortized cost are placed on non-accrual status when any portion of the principal or interest is 90 days past due. When placed on non-accrual status, the related interest receivable is reversed against interest income of the current period. Interest income on non-accrual loans, if received, is recorded using the cash-basis method of accounting. Residential loans are removed from non-accrual status when there is no longer significant uncertainty regarding collection of the principal and the associated interest. If a non-accrual loan is returned to accruing status, the accrued interest existing at the date the residential loan is placed on non-accrual status and interest during the non-accrual period are recorded as interest income as of the date the loan no longer meets the non-accrual criteria. The past due or delinquency status of residential loans is generally determined based on the contractual payment terms. In the case of loans with an approved repayment plan, including plans approved by the bankruptcy court, delinquency is based on the modified due date of the loan. Loan balances are charged off when it becomes evident that balances are not collectible.

Factors that are important to managing overall credit quality and minimizing loan losses include sound loan underwriting, monitoring of existing loans, early identification of problem loans, timely resolution of problems, an appropriate allowance for loan losses, and sound non-accrual and charge-off policies. The Company primarily utilizes delinquency status to monitor the credit quality of the portfolio. The Company considers all loans 30 days or more past due to be non-performing and all loans that are current to be performing with regard to its credit quality profile.

The following table presents the aging of the residential loan portfolio accounted for at amortized cost, net (in thousands):

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due(1)	Current(2)	Total Residential Loans	Non- Accrual Loans
Recorded investment in residential loans at amortized cost
June 30, 2014	$22,876	$8,901	$51,516	$83,293	$1,289,790	$1,373,083	$51,516
December 31, 2013	18,798	7,186	54,836	80,820	1,328,371	1,409,191	54,836

(1)	Balances represent non-performing loans for the credit quality profile.
(2)	Balances represent performing loans for the credit quality profile.

8.	Residential Loans at Amortized Cost, Net

Residential loans includes loans that are held for investment and consists of forward loans. The majority of these residential loans are held in securitization trusts that have been consolidated. Refer to Note 4 for further information regarding VIEs.

Residential loans at amortized cost, net are comprised of the following types of loans (in thousands):

	December 31,
	2013	2012
Forward loans in Residual Trusts	$1,377,711	$1,475,782
Unencumbered forward loans	17,160	14,539

Residential loans at amortized cost, net	$1,394,871	$1,490,321

Residential loans at amortized cost, net are comprised of the following components (in thousands):

	December 31,
	2013	2012
Residential loans, principal balance	$1,542,056	$1,662,183
Unamortized premiums (discounts) and other cost basis adjustments, net(1)	(132,865)	(151,427)
Allowance for loan losses	(14,320)	(20,435)

Residential loans at amortized cost, net	$1,394,871	$1,490,321

(1)	Included in unamortized premiums (discounts) and other cost-basis adjustments, net is $12.8 million and $13.5 million in accrued interest receivable at December 31, 2013 and 2012, respectively.

Purchase Credit-Impaired Residential Loans

The following table provides acquisition date details of residential loans acquired with evidence of credit deterioration (in thousands):

	For the Years Ended December 31,
	2013	2012
Contractually required cash flows for acquired loans at acquisition	$5,271	$6,593
Nonaccretable difference	(3,920)	(4,921)

Expected cash flows for acquired loans at acquisition	1,351	1,672
Accretable yield	—	—

Fair value at acquisition	$1,351	$1,672

The table below sets forth the activity in the accretable yield for purchased credit-impaired residential loans (in thousands):

	For the Years Ended December 31,
	2013	2012
Balance at beginning of the year	$13,015	$15,294
Accretion	(2,646)	(3,004)
Reclassifications from nonaccretable difference	1,397	725

Balance at end of the year	$11,766	$13,015

The table below provides additional information about purchased credit-impaired residential loans (in thousands):

	December 31,
	2013	2012
Outstanding balance(1)	$38,282	$41,941
Carrying amount	24,677	26,340

(1)	Consists of principal and accrued interest owed to the Company as of the reporting date.

Disclosures about the Credit Quality of Residential Loans at Amortized Cost and the Allowance for Loan Losses

The allowance for loan losses represents management’s estimate of probable incurred credit losses inherent in the residential loan portfolio carried at amortized cost as of the balance sheet date. This portfolio is made up of one segment and class that consists primarily of less-than prime, credit-challenged residential loans. The risk characteristics of the portfolio segment and class relate to credit exposure. The method for monitoring and assessing credit risk is the same throughout the portfolio.

Residential loans carried at amortized cost are homogeneous and evaluated collectively for impairment. The determination of the level of the allowance for loan losses and, correspondingly, the provision for loan losses is based on, but not limited to, delinquency levels, default frequency experience, prior loan loss severity experience, and management’s judgment and assumptions regarding various matters, including the composition of the residential loan portfolio, known and inherent risks in the portfolio, the estimated value of the underlying real estate collateral, the level of the allowance in relation to total loans and to historical loss levels, current economic and market conditions within the applicable geographic areas surrounding the underlying real estate, changes in unemployment levels, and the impact that changes in interest rates have on a borrower’s ability to refinance its loan and to meet its repayment obligations. Management evaluates these assumptions and various other relevant factors impacting credit quality and inherent losses when quantifying the Company’s exposure to credit losses and assessing the adequacy of its allowance for loan losses as of each reporting date. The level of the allowance is adjusted based on the results of management’s analysis. Generally, as residential loans season, the credit exposure is reduced, resulting in decreasing provisions.

The allowance for loan losses is highly correlated to unemployment levels, delinquency status of the portfolio, and changes in home prices within the Company’s geographic markets. There has been a steady improvement in market conditions including an increase in median home selling prices and lower levels of housing inventory. Additionally, the unemployment rate has continued to stabilize since reaching a peak in October 2009. With continued stabilization in economic trends and portfolio performance, the Company expects continued improvement in the credit quality of the residential loan portfolio, and accordingly, reduced the provision for loan losses by $1.1 million during the quarter ended December 31, 2013.

While the Company considers the allowance for loan losses to be adequate based on information currently available, future adjustments to the allowance may be necessary if circumstances differ substantially from the assumptions used by management in determining the allowance for loan losses.

The following table summarizes the activity in the allowance for loan losses on residential loans at amortized cost, net (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Balance at beginning of year	$20,435	$13,824	$15,907
Provision for loan losses	1,229	13,352	6,016
Charge-offs, net of recoveries(1)	(7,344)	(6,741)	(8,099)

Balance at end of year	$14,320	$20,435	$13,824

(1)	Includes charge-offs recognized upon acquisition of real estate in satisfaction of residential loans of $7.2 million, $5.9 million and $4.7 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The following table summarizes the ending balance of the allowance for loan losses and the recorded investment in residential loans at amortized cost by basis of accounting (in thousands):

	December 31,
	2013	2012
Allowance for loan losses
Loans collectively evaluated for impairment	$13,058	$19,408
Loans collectively evaluated for impairment and acquired with deteriorated credit quality	1,262	1,027

Total	$14,320	$20,435

Recorded investment in residential loans at amortized cost
Loans collectively evaluated for impairment	$1,383,252	$1,483,389
Loans collectively evaluated for impairment and acquired with deteriorated credit quality	25,939	27,367

Total	$1,409,191	$1,510,756

Aging of Past Due Residential Loans

Residential loans at amortized cost are placed on non-accrual status when any portion of the principal or interest is 90 days past due. When placed on non-accrual status, the related interest receivable is reversed against interest income of the current period. Interest income on non-accrual loans, if received, is recorded using the cash-basis method of accounting. Residential loans are removed from non-accrual status when there is no longer significant uncertainty regarding collection of the principal and the associated interest. If a non-accrual loan is returned to accruing status, the accrued interest existing at the date the residential loan is placed on non-accrual status and forgone interest during the non-accrual period are recorded as interest income as of the date the loan no longer meets the non-accrual criteria. The past due or delinquency status of residential loans is generally determined based on the contractual payment terms. The calculation of delinquencies excludes from delinquent amounts those accounts that are in bankruptcy proceedings that are paying their mortgage payments in contractual compliance with the bankruptcy court approved mortgage payment obligations. Loan balances are charged off when it becomes evident that balances are not collectible.

The following table presents the aging of the residential loan portfolio accounted for at amortized cost, net (in thousands):

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Residential Loans	Non- Accrual Loans
Recorded investment in residential loans at amortized cost
December 31, 2013	$18,798	$7,186	$54,836	$80,820	$1,328,371	$1,409,191	$54,836
December 31, 2012	23,543	13,215	66,623	103,381	1,407,375	1,510,756	66,623

Credit Risk Profile Based on Delinquencies

Factors that are important to managing overall credit quality and minimizing loan losses include sound loan underwriting, monitoring of existing loans, early identification of problem loans, timely resolution of problems, an appropriate allowance for loan losses, and sound non-accrual and charge-off policies. The Company primarily utilizes delinquency status to monitor the credit quality of the portfolio. The Company increases its monitoring of residential loans when the loans become delinquent. The Company considers all loans 30 days or more past due to be non-performing. The classification of delinquencies, and thus the non-performing calculation, excludes from delinquent amounts those accounts that are in bankruptcy proceedings that are paying their mortgage payments in contractual compliance with the bankruptcy court approved mortgage payment obligations.

The following table presents the recorded investment in residential loans accounted for at amortized cost by credit quality indicator (in thousands):

	December 31,
	2013	2012
Performing	$1,328,371	$1,407,375
Non-performing	80,820	103,381

Total	$1,409,191	$1,510,756